PAVILION BANCORP, INC.
135 East Maumee Street
Adrian, Michigan 49221

April 22, 2005

Securities and Exchange Commission Staff
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0406

Re:	Pavilion Bancorp, Inc. Schedule TO-I filed April 12, 2005 File No. 005-80654

Dear Securities and Exchange Commission:

     As requested in your comment letter, dated April 20, 2005, this letter serves as our written statement acknowledging the following:

•	The company is responsible for the adequacy and accuracy of the disclosure in its filings;

•	Staff comments or changes to the disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	The company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely, PAVILION BANCORP, INC.
By:	/s/ Pamela S. Fisher
Pamela S. Fisher
Executive Vice President and Chief Operating Officer